Comparison of Fair Values and Carrying Values of Financial Instruments (Parenthetical) (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, at cost	$ 11.4	704.4	695.4